Summary of Federal Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interest
Current tax expense (benefit)	$ 76	$ 5	$ (33)
Deferred tax expense (benefit)	217	(152)	346
Total tax (benefit) expense	$ 293	$ (147)	$ 313